Subsequent events, Acquisition of Monroe Sequestration Partners (FY) (Details) - DevvStream Corp. [Member] - shares	Nov. 06, 2024	Oct. 28, 2024
Acquisition of Monroe Sequestration Partners [Abstract]
Agreement to acquire percentage		50.00%
Number of units held in LLC contributed for exchange of shares (in shares)		2,000,000
Common Stock [Member]
Acquisition of Monroe Sequestration Partners [Abstract]
Number of shares issued or issuable (in shares)	2,000,000
Ownership percentage in LLC	50.00%